Schedule of Allowance for Contract Assets (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Beginning balance
Addition	293,431	396,528
Write-off	(293,431)	(396,528)
Ending balance